LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
		Jan. 11, 2019	May 31, 2019	Aug. 31, 2018	May 31, 2018	Aug. 31, 2017	Nov. 20, 2015
Statements [Line Items]
Shareholders deficit			$ (26,638)	$ (19,530)	$ (14,976)	$ (23,266)
Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Shareholders deficit	[1]			(5,781)
Approximations [Member]
Statements [Line Items]
Shareholders deficit			(26,600)
Approximations [Member] | Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Shareholders deficit				(5,800)
LMM Facility [Member]
Statements [Line Items]
Borrowings			$ 43,000				$ 40,000
Borrowings, interest rate basis			LMM Facility bears interest at LIBOR plus 9.5%
Repayments of non-current borrowings and production payment termination accrual				23,100
Payments of production payment termination accrual				15,000
Repayments of non-current borrowings		$ 8,000		$ 8,100
Borrowings, interest rate			17.80%

[1]	1 See Note 2 and Note 5 below for details.